Trade and other payables	12 Months Ended
Dec. 31, 2025
Trade and other payables
Trade and other payables
15	Trade and other payables

	2025	2024
	US $ in millions

Trade payables	467.1	508.3

Other payables
Salaries and related payables	34.3	77.9
Provision for annual leave and early retirement (see Note 14(a))	15.1	12.6
Government institutions	22.9	19.7
Accrued interest	5.0	5.0
Accrued expenses	51.8	41.6
Advances from customers and others	14.3	11.2
Payables and other credit balances	25.9	59.9
	169.3	227.9

	636.4	736.2

All of the trade and other payables are contractual to be settled within one year or are repayable on demand.

The Group's exposure to currency, liquidity and market risks related to trade and other payables is disclosed in Note 29.